SHAREHOLDERS' EQUITY (DEFICIT)- Warrants (Details)		6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 12, 2021 shares	Jun. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2021 $ / shares
Initial Public Offering
Class of Warrant or Right [Line Items]
Number of units issued	23,000,000		15,900,000
Number of warrants issued	15,900,000
Class B ordinary shares
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		20.00%	20.00%	20.00%
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		20 days	20 days
Period of time within which registration statement is expected to become effective		60 days	60 days
Number of shares per warrant		1
Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Number of units issued			3,333,333
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares		$ 11.50	$ 11.50
Private Placement Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Number of units issued			8,233,333
Number of warrants issued	8,233,333
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition two		30 days	30 days
Public Warrants expiration term		5 years	5 years	5 years
Share price trigger used to measure dilution of warrant | $ / shares		$ 9.20	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60	60
Trading period after business combination used to measure dilution of warrant | D		20	20
Warrant exercise price adjustment multiple		115	115
Warrant redemption price adjustment multiple		180	180
Restrictions on transfer period of time after business combination completion		30 days	30 days
Public Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Number of units issued			7,666,667
Number of warrants issued	7,666,667
Number of shares per warrant	1
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price | $ / shares		$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D		30	30
Redemption period		30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares		$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants		365 days	365 days
Redemption period		10 days	10 days
Share price trigger used to measure dilution of warrant | $ / shares		$ 0.50	$ 0.50	$ 0.50
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		100	100
Forward Purchase Warrants And Backstop | Initial Public Offering | OmniAb
Class of Warrant or Right [Line Items]
Number of warrants issued	3,333,334